COHEN & STEERS REALTY INCOME FUND, INC.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

CLASS I SHARES

Supplement Dated March 23, 2011 to

Prospectus Dated May 1, 2010 (as supplemented June 25, 2010 and December 17, 2010)

and

Summary Prospectus Dated May 1, 2010 (as supplemented December 17, 2010)

COHEN & STEERS DIVIDEND VALUE FUND, INC.

CLASS I SHARES

Supplement Dated March 23, 2011 to Prospectus and Summary Prospectus Dated July 1, 2010 (as

supplemented December 17, 2010)

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

CLASS I SHARES

Supplement dated March 23, 2011 to

Prospectus and Summary Prospectus Dated March 1, 2011

(each a “Fund” and collectively, the “Funds”)

The Board of Directors of the Funds approved, effective May 1, 2011, a decrease in each Funds’ Class I shares investment minimum to $100,000 from $1,000,000.

PLEASE RETAIN A COPY OF THIS SUPPLEMENT FOR YOUR RECORDS